Income Taxes- Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United States	$ (38,302)	$ (53,547)
Foreign	(496)	(1,026)
Total	$ (38,798)	$ (54,573)